Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Business Combinations1 [Abstract]
Beginning balance	€ 9.5
Release of indemnified provision	(7.0)	€ (5.0)
Ending balance	€ 2.6